Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	78 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cohen & Steers Realty Shares, Inc. | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	(2.07%)	4.47%		4.37%
Cohen & Steers Realty Shares, Inc. | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	0.89%	4.76%		4.44%
Cohen & Steers Realty Shares, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	2.83%	5.72%		5.40%
Cohen & Steers Realty Shares, Inc. | Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class L
Average Annual Return, Percent	2.82%	5.72%			6.32%
Cohen & Steers Realty Shares, Inc. | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	2.39%	5.28%		4.96%
Cohen & Steers Realty Shares, Inc. | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	2.91%	5.80%		5.48%
Without Sales Load [Member] | Cohen & Steers Realty Shares, Inc. | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	5.43%		5.12%
Without Sales Load [Member] | Cohen & Steers Realty Shares, Inc. | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	4.76%		4.44%
Cohen & Steers Realty Shares, Inc. | Class A | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%		4.12%
Cohen & Steers Realty Shares, Inc. | Class C | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%		4.12%
Cohen & Steers Realty Shares, Inc. | Class I | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%		4.12%
Cohen & Steers Realty Shares, Inc. | Class L | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	2.27%	4.85%			5.28%
Cohen & Steers Realty Shares, Inc. | Class R | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%		4.12%
Cohen & Steers Realty Shares, Inc. | Class Z | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	2.27%	4.85%		4.12%
Cohen & Steers Realty Shares, Inc. | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%		15.53%
Cohen & Steers Realty Shares, Inc. | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%		15.53%
Cohen & Steers Realty Shares, Inc. | Class I | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%		15.53%
Cohen & Steers Realty Shares, Inc. | Class L | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%			14.82%
Cohen & Steers Realty Shares, Inc. | Class R | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%		15.53%
Cohen & Steers Realty Shares, Inc. | Class Z | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%		15.53%